Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,079,407
Ending balance	3,168,109	¥ 3,079,407
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,729,241	9,091,944
Additions	578,063	366,829
Reclassification
Sales or disposal	(387,584)	(313,221)
Deconsolidation	(109,629)
Exchange differences on translating foreign operations	392,982	585,907
Other	(9,882)	(2,218)
Ending balance	10,193,191	9,729,241
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,649,834)	(6,070,430)
Depreciation	(512,501)	(438,269)
Sales or disposal	352,915	275,951
Deconsolidation	105,589
Exchange differences on translating foreign operations	(294,357)	(413,586)
Other	(26,894)	(3,500)
Ending balance	(7,025,082)	(6,649,834)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	622,553
Ending balance	630,694	622,553
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	645,472	628,724
Additions	10,366	8,473
Reclassification	4,198	387
Sales or disposal	(9,980)	(4,151)
Deconsolidation	(3,580)
Exchange differences on translating foreign operations	7,167	11,585
Other	275	454
Ending balance	653,918	645,472
Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,919)	(16,609)
Depreciation	(6,025)	(7,087)
Sales or disposal	6,090	1,403
Deconsolidation	2,580
Exchange differences on translating foreign operations	(87)	(235)
Other	(2,863)	(391)
Ending balance	(23,224)	(22,919)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,065,064
Ending balance	1,064,033	1,065,064
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,698,266	2,558,905
Additions	35,335	26,268
Reclassification	47,021	28,766
Sales or disposal	(80,024)	(33,722)
Deconsolidation	(19,932)
Exchange differences on translating foreign operations	84,744	123,536
Other	(6,556)	(5,487)
Ending balance	2,758,854	2,698,266
Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,633,202)	(1,496,313)
Depreciation	(96,136)	(88,928)
Sales or disposal	72,290	22,920
Deconsolidation	18,743
Exchange differences on translating foreign operations	(48,748)	(68,557)
Other	(7,768)	(2,324)
Ending balance	(1,694,821)	(1,633,202)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,155,219
Ending balance	1,309,502	1,155,219
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,147,929	5,687,117
Additions	87,630	102,835
Reclassification	476,942	199,242
Sales or disposal	(297,580)	(275,348)
Deconsolidation	(82,733)
Exchange differences on translating foreign operations	285,024	429,662
Other	(1,572)	4,421
Ending balance	6,615,640	6,147,929
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,992,710)	(4,555,420)
Depreciation	(410,340)	(342,254)
Sales or disposal	274,535	251,628
Deconsolidation	80,882
Exchange differences on translating foreign operations	(245,648)	(344,775)
Other	(12,857)	(1,889)
Ending balance	(5,306,138)	(4,992,710)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	236,571
Ending balance	163,880	236,571
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	237,574	217,198
Additions	444,732	229,253
Reclassification	(528,161)	(228,395)
Sales or disposal
Deconsolidation	(3,384)
Exchange differences on translating foreign operations	16,047	21,124
Other	(2,029)	(1,606)
Ending balance	164,779	237,574
Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,003)	(2,088)
Depreciation
Sales or disposal
Deconsolidation	3,384
Exchange differences on translating foreign operations	126	(19)
Other	(3,406)	1,104
Ending balance	¥ (899)	¥ (1,003)